General Information	12 Months Ended
Dec. 31, 2021
General Information [Abstract]
GENERAL INFORMATION	GENERAL INFORMATION
Gogoro Inc. (“Gogoro”) was incorporated as an exempted company in accordance with the laws and regulations of the Cayman Islands on April 27, 2011. Gogoro is a holding company, through its subsidiaries (collectively referred to as the “Company” or the “Group”), engaging in research and development, manufacture and sales and distribution of electric scooters and electric scooter enabling components, and providing battery swapping solution to consumers. The Company’s principal place of business is in Taiwan, the Republic of China (R.O.C.).
On September 16, 2021, Poema Global Holdings Corp., an exempted company incorporated with limited liability under the laws of Cayman Islands (“Poema”) entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Gogoro, Starship Merger Sub I Limited, an exempted company incorporated with limited liability under the laws of Cayman Islands and a wholly-owned subsidiary of Gogoro (“Merger Sub”) and Starship Merger Sub II Limited, an exempted company incorporated with limited liability under the laws of Cayman Islands and a wholly-owned subsidiary of Gogoro (“Merger Sub II”), pursuant to which, among other transactions, on the terms and subject to the conditions set forth therein, (i) Merger Sub will merge with and into Poema (the “First Merger”), with Poema surviving the First Merger as a wholly owned subsidiary of Gogoro, and (ii) Poema will merge with and into Merger Sub II (the “Second Merger” and together with the First Merger, collectively, the “Mergers”), with Merger Sub II surviving the Second Merger as a wholly-owned subsidiary of Gogoro. The abovementioned transaction in relation to mergers was completed on April 4, 2022 and Gogoro’s shares were listed on the Nasdaq Stock Exchange on April 5, 2022.
The consolidated financial statements are presented in U.S. dollars. Foreign operations are included in accordance with the policies set out in Note 4.